Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Statement of Cash Flows [Abstract]
Restricted cash balance transferred as part of equity distribution of TCF VIII	[1]	$ 0	$ (25,903)

[1]	(1) For additional information on the TCF VIII Distribution, refer to Note 2 - "Acquisitions and Other Transactions".